Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of trade and other receivables

Figures in million – SA rand	2021	2020	2019
Trade receivables - gold sales	44	42	—
Trade receivables - PGM sales	4,823	4,655	2,681
PGM sales concentrate	3,794	4,030	2,342
PGM sales other	1,029	625	339
Other trade receivables	904	1,021	889
Payroll debtors	322	268	251
Interest receivable	54	57	15
Financial assets	6,147	6,043	3,836
Prepayments	335	369	443
Value added tax	929	454	356
Total trade and other receivables	7,411	6,866	4,635
The below table summarises the impairment allowance raised on other receivables that are considered to be impaired:

Figures in million – SA rand	2021	2020	2019
Balance at beginning of the year	199	140	16
Lonmin acquisition	—	—	95
Impairment allowance recognised in profit or loss for the year	3	59	29
Impaired financial assets recovered during the year	(1)	—	—
Balance at end of the year	201	199	140